SHARE-BASED COMPENSATION - Narrative and Share-Based Compensation Expense (Details) - USD ($) $ in Millions	3 Months Ended		6 Months Ended	12 Months Ended
	Mar. 31, 2016	Jun. 30, 2015	Jun. 30, 2016	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	May 31, 2014
Components and classification of share-based compensation expense
Restructuring and integration costs				$ 52	$ 132	$ 362
Share based compensation expense		$ 6
Modified awards share based compensation expense						12
Tax benefits from share-based compensation						57
Share-based compensation				87	165	140
Research and development expenses
Components and classification of share-based compensation expense
Share-based compensation				8	7	6
Selling, general and administrative expenses
Components and classification of share-based compensation expense
Share-based compensation				79	158	134
Stock options
Components and classification of share-based compensation expense
Share-based compensation				18	16	17
RSUs
Components and classification of share-based compensation expense
Share-based compensation				$ 69	$ 149	$ 123
Chief Executive Officer
Components and classification of share-based compensation expense
Share-based compensation expense			$ 28
Chief Executive Officer | Employee Severance
Components and classification of share-based compensation expense
Restructuring and integration costs	$ 9
Chief Executive Officer | Special Termination Benefits
Components and classification of share-based compensation expense
Restructuring and integration costs	$ 2
2011 Omnibus Incentive Plan
Components and classification of share-based compensation expense
Shares reserved for future issuance							20,000,000
Number of shares available for future grants (in shares)				7,461,000
Maximum | 2011 Omnibus Incentive Plan
Components and classification of share-based compensation expense
Total number of shares approved for grant by the Company under the share-based compensation plans							18,000,000